Accumulated Other Comprehensive Income	12 Months Ended
Dec. 28, 2014
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
Accumulated Other Comprehensive Income
Components of other comprehensive income (loss) consist of the following:

(Dollars in Millions)	Foreign Currency Translation	Gain/(Loss) On Securities	Employee Benefit Plans	Gain/ (Loss) On Derivatives & Hedges	Total Accumulated Other Comprehensive Income (Loss)
January 1, 2012	$(1,526)	448	(4,386)	(168)	(5,632)
Net 2012 changes	1,230	(253)	(1,331)	176	(178)
December 30, 2012	(296)	195	(5,717)	8	(5,810)
Net 2013 changes	94	(89)	2,708	237	2,950
December 29, 2013	(202)	106	(3,009)	245	(2,860)
Net 2014 changes	(4,601)	151	(3,308)	(104)	(7,862)
December 28, 2014	$(4,803)	257	(6,317)	141	(10,722)

Amounts in accumulated other comprehensive income are presented net of the related tax impact. Foreign currency translation is not adjusted for income taxes where it relates to permanent investments in international subsidiaries. For additional details on comprehensive income see the Consolidated Statements of Comprehensive Income.

Details on reclassifications out of Accumulated Other Comprehensive Income:
Gain/(Loss) on Securities - reclassifications released to Other (income) expense, net.
Employee Benefit Plans - reclassifications are included in net periodic benefit cost. See Note 10 for additional details.
Gain/(Loss) on Derivatives & Hedges - reclassifications to earnings are recorded in the same account as the hedged transaction. See Note 6 for additional details.